Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Income (Loss) of Parent Entity
Statement of comprehensive income

	Parent
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Loss after income tax	(47,049,922)	(44,253,769)	(36,303,847)

Total comprehensive loss	(47,049,922)	(44,253,769)	(36,303,847)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2025 A$	June 30, 2024 A$
Total current assets	44,875,580	105,732,316
Total non current assets	102,844,317	87,968,063

Total assets	147,719,897	193,700,379

Total current liabilities	3,822,498	2,922,119
Total non current liabilities	482,871	1,477,353

Total liabilities	4,305,369	4,399,472

Equity
— Contributed equity	544,731,830	542,105,187
— Reserves	26,177,296	27,640,396
— Accumulated losses	(427,494,598)	(380,444,676)

Total equity	143,414,528	189,300,907